Liquidity and Capital Resources (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity And Capital Resources [Abstract]
Working capital	$ 4,794
Net assets	6,737	$ 6,428	$ 7,867	$ 21,266
Net cash used in operating activities	1,635	(290)	$ (5,646)
Unrestricted cash and cash equivalents	$ 1,123	$ 274